HSBC Bank plc's subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

Main subsidiaries of HSBC Bank plc[1]
	At 31 Dec 2024
	Country of incorporation or registration	HSBC Bank plc’s interest in equity capital	Share class
		%
HSBC Investment Bank Holdings Limited	England and Wales	100.00	£1 Ordinary
HSBC Life (UK) Limited	England and Wales	100.00	£1 Ordinary
HSBC Private Bank (Suisse) SA2	Switzerland	100.00	CHF1000 Ordinary
HSBC Bank Bermuda Limited	Bermuda	100.00	BM$1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Assurances Vie (France)	France	99.99	€287.5 Actions
HSBC Bank Malta p.l.c	Malta	70.03	€0.3 Ordinary
1    Main subsidiaries are either held directly or indirectly via intermediate holding companies. There have been no material changes in HSBC’s shareholding for its main existing subsidiaries since 2023.
2    During 2024, HSBC Bank plc acquired HSBC Private Bank (Suisse) SA ('PBRS') from HSBC Private Banking Holdings (Suisse) SA ('PBSU').

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		3, 10
AI Nominees (UK) Two Limited	100.00		3, 10
Assetfinance December (H) Limited	100.00		10
Assetfinance December (P) Limited	100.00		3, 10
Assetfinance December (R) Limited	100.00		10
Assetfinance June (A) Limited	100.00		10
Assetfinance March (B) Limited	100.00		11
Assetfinance March (F) Limited	100.00		10
Assetfinance September (F) Limited	100.00		10
Banco Nominees (Guernsey) Limited	100.00		12
Banco Nominees 2 (Guernsey) Limited	100.00		12
Banco Nominees Limited	100.00		13
Beau Soleil Limited Partnership	N/A		1, 14
BentallGreenOak China Real Estate Investments, L.P.	N/A		1, 15
Canada Crescent Nominees (UK) Limited (In Liquidation)	100.00		3, 16
CCF & Partners Asset Management Limited	100.00	(99.99)	10
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		2, 17
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	10
Charterhouse Management Services Limited	100.00	(99.99)	10
Charterhouse Pensions Limited	100.00		3, 10
COIF Nominees Limited	N/A		1, 3, 10
Corsair IV Financial Services Capital Partners - B L.P	N/A		1, 18
Dempar 1	100.00	(99.99)	5, 19
Eton Corporate Services Limited	100.00		12
Flandres Contentieux S.A.	100.00	(99.99)	5, 19
Foncière Elysées	100.00	(99.99)	5, 19
Griffin International Limited	100.00		10
HLF	100.00	(99.99)	5, 19
HSBC (BGF) Investments Limited	100.00		3, 10
HSBC Asset Finance (UK) Limited	100.00		3, 10
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		3, 10
HSBC Assurances Vie (France)	100.00	(99.99)	5, 20
HSBC Bank (General Partner) Limited	100.00		3, 21
HSBC Bank Bermuda Limited	100.00		3, 13
HSBC Bank Capital Funding (Sterling 1) LP	N/A		1, 21
HSBC Bank Malta p.l.c.	70.03		22
HSBC Cayman Limited	100.00		23
HSBC Cayman Services Limited	100.00		23
HSBC Client Holdings Nominee (UK) Limited	100.00		3, 10
HSBC Client Nominee (Jersey) Limited	100.00		2, 3, 24
HSBC Continental Europe	99.99		3, 5, 19
HSBC Corporate Trustee Company (UK) Limited	100.00		3, 10
HSBC Custody Services (Guernsey) Limited	100.00		12
HSBC Equity (UK) Limited	100.00		3, 10
HSBC Europe B.V.	100.00		10
HSBC Factoring (France)	100.00	(99.99)	5, 19
HSBC Financial Services (Lebanon) S.A.L	99.83		25
HSBC Global Asset Management (Bermuda) Limited	100.00		4, 13
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	7, 26
HSBC Global Asset Management (France)	100.00	(99.99)	5, 20
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	27
HSBC Global Custody Nominee (UK) Limited	100.00		3, 10
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		3, 10
HSBC Institutional Trust Services (Bermuda) Limited	100.00		13

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
HSBC Insurance Services Holdings Limited (In Liquidation)	100.00		3, 16
HSBC Investment Bank Holdings Limited	100.00		3, 10
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		3, 10
HSBC Life (UK) Limited	100.00		3, 10
HSBC Life Assurance (Malta) Ltd.	100.00	(70.03)	27
HSBC LU Nominees Limited	100.00		3, 10
HSBC Marking Name Nominee (UK) Limited	100.00		3, 10
HSBC Middle East Leasing Partnership	N/A		1, 28
HSBC Operational Services GmbH	100.00	(99.99)	7, 26
HSBC Overseas Nominee (UK) Limited	100.00		3, 10
HSBC PB Corporate Services 1 Limited	100.00		29
HSBC Pension Trust (Ireland) DAC	100.00		3, 30
HSBC PI Holdings (Mauritius) Limited	100.00		31
HSBC Preferential LP (UK)	100.00		3, 10
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	32
HSBC Private Bank (Suisse) SA	100.00		3, 33
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		29
HSBC Private Equity Investments (UK) Limited	100.00		10
HSBC Private Markets Management SARL	N/A		1, 2, 34
HSBC Property Funds (Holding) Limited	100.00		10
HSBC Real Estate Leasing (France)	100.00	(99.99)	5, 19
HSBC REIM (France)	100.00	(99.99)	5, 20
HSBC Securities (South Africa) (Pty) Limited	100.00		3, 35
HSBC Securities Services (Bermuda) Limited	100.00		13
HSBC Securities Services (Guernsey) Limited	100.00		12
HSBC Securities Services (Ireland) DAC	100.00		30
HSBC Securities Services (Luxembourg) S.A.	100.00		3, 32
HSBC Securities Services Holdings (Ireland) DAC	100.00		30
HSBC Service Company Germany GmbH	100.00	(99.99)	7, 26
HSBC Services (France)	100.00	(99.99)	5, 19
HSBC SFT (C.I.) Limited	100.00		3, 12
HSBC Specialist Investments Limited	100.00		6, 10
HSBC Transaction Services GmbH	100.00	(99.99)	7, 26
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	36
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	26
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	7, 26
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	7, 26
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	7, 26
HSBC Trustee (C.I.) Limited	100.00		3, 29
HSBC Trustee (Guernsey) Limited	100.00		3, 12
HSIL Investments Limited	100.00		10
Internationale Kapitalanlagegesellschaft mit beschränkter Haftung	100.00	(99.99)	26
James Capel (Nominees) Limited	100.00		3, 10
James Capel (Taiwan) Nominees Limited	100.00		3, 10
Keyser Ullmann Limited	100.00	(99.99)	10
Midcorp Limited	100.00		3, 10
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		3, 10
Republic Nominees Limited	100.00		12
RLUKREF Nominees (UK) One Limited	100.00		3, 10
RLUKREF Nominees (UK) Two Limited	100.00		3, 10
S.A.P.C. - Ufipro Recouvrement	99.99		8, 19
Saf Baiyun	100.00	(99.99)	5, 19
Saf Guangzhou	100.00	(99.99)	5, 19
SCI HSBC Assurances Immo	100.00	(99.99)	8, 20
SFM	100.00	(99.99)	5, 19

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
SFSS Nominees (Pty) Limited	100.00		35
Sico Limited	100.00		38
SNC Les Oliviers D'Antibes	60.00	(59.99)	8, 20
SNCB/M6-2007 A	100.00	(99.99)	2, 5, 19
SNCB/M6-2007 B	100.00	(99.99)	2, 5, 19
SNCB/M6-2008 A	100.00	(99.99)	2, 5, 19
Société Française et Suisse	100.00	(99.99)	5, 19
Somers Dublin DAC	100.00	(99.99)	30
Somers Nominees (Far East) Limited	100.00		13
Sopingest	100.00	(99.99)	5, 19
South Yorkshire Light Rail Limited	100.00		10
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	7, 26
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	7, 26
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(99.99)	7, 26
Trinkaus Private Equity Management GmbH	100.00	(99.99)	7, 26
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	7, 26
Valeurs Mobilières Elysées	100.00	(99.99)	5, 19
Woodex Limited	100.00		13

Disclosure of interests in joint ventures
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint Ventures	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)	Footnotes
MK HoldCo Limited	50.32	2, 39
ProServe Bermuda Limited	50.00	40
The London Silver Market Fixing Limited	N/A	1 ,2, 3, 41

Disclosure of interests in associates
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)	Footnotes
BGF Group plc	24.62	42
Bud Financial Limited	4.50	4, 43
Divido Financial Services Limited (In Administration)	7.85	4, 44
Episode Six Inc.	5.69	4, 45
HQLAX S.à r.l.	6.10	4, 46
Lightico Ltd	2.80	4, 47
LiquidityMatch LLC	N/A	1, 48
London Precious Metals Clearing Limited	30.00	2, 3, 49
Marketnode PTE. Ltd.	12.60	4, 50
Quantexa Limited	9.36	4, 51
Threadneedle Software Holdings Limited	7.10	4, 52
Trade Information Network Limited	12.76	37
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	1, 26
We Trade Innovation Designated Activity Company (In Liquidation)	9.88	2, 9

Disclosure of registered offices from interests in subsidiaries, joint ventures, and associates

Footnotes
1
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

2
Management has determined that these undertakings are excluded from consolidation in the group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

3	Directly held by HSBC Bank plc
Description of shares
4	Preference Shares
5	Actions
6	Redeemable Preference Shares
7	GmbH Anteil
8	Parts
Registered offices
9	10 Earlsfort Terrace, Dublin, Ireland, D02 T380
10	8 Canada Square, London, United Kingdom, E14 5HQ
11	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
12	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
13	37 Front Street, Harbourview Centre, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
14	1 Queen's Road Central, Hong Kong
15	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
16	c/o Teneo Financial Advisory Limited, The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
17	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
18	c/o Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
19	38 avenue Kléber, Paris, France, 75116
20	Immeuble Cœur Défense 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
21	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
22	116 Archbishop Street, Valletta, Malta, VLT1444
23	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
24	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
25	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street, PO Box Riad El Solh, Lebanon, 9597
26	Hansaallee 3, Düsseldorf, Germany, 40549
27	80 Mill Street, Qormi, Malta, QRM 3101
28	Unit 401, Level 4, Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 506553, Dubai, United Arab Emirates
29	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
30	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820
31	6th floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
32	18 Boulevard de Kockelscheuer, Luxembourg, Luxembourg, 1821
33	9-17 Quai des Bergues, Geneva, Switzerland, 1201
34	5 rue Heienhaff, Senningerberg, Luxembourg, L-1736
35	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
36	16 Boulevard d'Avranches, Luxembourg, L-1160
37	3 More London Riverside, London, United Kingdom, SE1 2AQ
38	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
39	35 Ballards Lane, London, United Kingdom, N3 1XW
40	c/o Mayfair Corporate Services Ltd., 26 Burnaby Street, Hamilton, Bermuda, HM11
41	27 Old Gloucester Street, London, United Kingdom, WC1N 3AX
42	13-15 York Buildings, London, United Kingdom, WC2N 6JU
43	167-169 Great Portland Street, 5th Floor, London, United Kingdom, W1W 5PF
44	c/o Interpath Ltd, 10 Fleet Place, London, United Kingdom, EC4M 7RB
45	251 Little Falls Drive, New Castle, Wilmington, United States of America, 19808

Registered offices
46	9 rue du Laboratoire, Grand Duchy of Luxembourg, Luxembourg, L-1911
47	121 HaHashmonaim St., Tel Aviv, Israel, 6713328
48	111 Town Square Place, Suite 840, Jersey City, New Jersey, United States of America, 07310
49	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
50	1 Harbourfront Avenue, #14-07 Keppel Bay Tower, Singapore, 098632
51	c/o Company Secretarial Department, 280 Bishopsgate, London, United Kingdom, EC2M 4AG
52	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN